Accounts Receivable, net (Including Related and Unrelated Parties) (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Accounts Receivable [Line Items]
Outstanding receivables	$ 1,459,763	$ 518,329
Allowance account for credit losses of financial assets	50,853	93,053
Trade receivables	47,453,087	42,021,402
Accounts Receivable Factoring [member] | Amounts Sold and Derecognized [member]
Disclosure of Accounts Receivable [Line Items]
Outstanding receivables		$ 190,451
Individually assessed for impairment [member]
Disclosure of Accounts Receivable [Line Items]
Allowance account for credit losses of financial assets	49,741
Individually assessed for impairment [member] | Gross carrying amount [member]
Disclosure of Accounts Receivable [Line Items]
Trade receivables	$ 49,741
Bottom of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	30 days
Top of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	60 days